UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6454

Fidelity Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Michigan Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.4	33.7
Health Care	21.9	22.1
Transportation	9.2	7.8
Escrowed/Pre-Refunded	8.8	11.6
Education	8.7	7.8

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	4.6%
AA,A	85.3%
BBB	2.5%
Not Rated	2.6%
Short-Term Investments and Net Other Assets	5.0%

As of December 31, 2016
AAA	4.0%
AA,A	85.0%
BBB	2.5%
Not Rated	5.9%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Michigan Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.0%
	Principal Amount	Value
Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/35	$555,000	$604,001
5% 12/1/46	2,000,000	2,170,000
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	1,000,000	1,146,080
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,340,781

TOTAL GUAM		5,260,862

Michigan - 94.2%
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	737,000	787,411
Battle Creek School District Series 2016:
5% 5/1/35	2,240,000	2,536,554
5% 5/1/36	1,500,000	1,694,910
5% 5/1/37	1,175,000	1,325,753
Bay City School District Rev.:
5% 11/1/25	1,000,000	1,170,860
5% 11/1/26	1,000,000	1,164,680
5% 11/1/27	700,000	810,978
5% 11/1/28	250,000	287,770
Brandon School District Series 2016 A:
5% 5/1/28	2,515,000	2,939,507
5% 5/1/29	1,250,000	1,450,438
5% 5/1/30	1,250,000	1,440,925
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38 (Pre-Refunded to 12/1/18 @ 100)	970,000	1,025,174
Chelsea School District Series 2008, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,729,521
Chippewa Valley Schools:
Series 2016 A:
5% 5/1/32	1,000,000	1,148,620
5% 5/1/33	1,000,000	1,143,870
5% 5/1/34	1,075,000	1,224,576
5% 5/1/35	775,000	880,392
Series 2016:
5% 5/1/25	1,420,000	1,698,519
5% 5/1/27	555,000	663,219
Clarkston Cmnty. Schools:
Series 2016, 5% 5/1/29	1,500,000	1,737,090
5% 5/1/28	1,745,000	2,035,525
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,977,500
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,641,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,050,000
Series 2001 E, 5.75% 7/1/31 (Pre-Refunded to 7/1/18 @ 100)	1,400,000	1,465,520
Series 2006, 5% 7/1/36	10,000	10,026
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (Pre-Refunded to 7/1/19 @ 100)	2,700,000	3,010,959
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	2,000,000	2,201,400
5% 10/1/22 (FSA Insured)	2,645,000	2,952,402
5% 10/1/26 (FSA Insured)	4,850,000	5,326,416
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	505,000	521,973
Farmington Pub. School District Gen. Oblig.:
5% 5/1/25 (FSA Insured)	2,140,000	2,563,142
5% 5/1/26 (FSA Insured)	1,385,000	1,648,995
5% 5/1/27 (FSA Insured)	1,425,000	1,683,210
Ferris State Univ. Rev. Series 2016, 5% 10/1/41	2,000,000	2,263,580
Forest Hills Pub. Schools:
5% 5/1/18	1,650,000	1,704,120
5% 5/1/19	1,375,000	1,468,225
5% 5/1/20	1,575,000	1,729,350
5% 5/1/21	1,575,000	1,771,355
Fraser Pub. School District Series 2006 B, 5% 5/1/29	1,455,000	1,693,882
Genesee County Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,524,670
Grand Rapids Cmnty. College Series 2008, 5% 5/1/19 (FSA Insured)	1,315,000	1,358,027
Grand Rapids San. Swr. Sys. Rev.:
Series 2012, 5% 1/1/37	1,250,000	1,395,013
Series 2014:
5% 1/1/27	1,300,000	1,530,074
5% 1/1/29	800,000	930,504
5% 1/1/30	2,000,000	2,314,520
Series 2016, 5% 1/1/37	1,250,000	1,436,075
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	293,348
5% 1/1/32	320,000	373,635
5% 1/1/33	550,000	639,474
5% 1/1/34	500,000	578,890
5% 1/1/35	920,000	1,062,168
5% 1/1/36	385,000	443,555
5% 1/1/41	2,190,000	2,510,704
5% 1/1/46	800,000	913,296
Grand Traverse County Hosp.:
Series 2011 A, 5.375% 7/1/35	2,000,000	2,178,760
Series 2014 A, 5% 7/1/47	1,400,000	1,527,330
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	507,300
Series 2014 B:
5% 12/1/25	500,000	589,910
5% 12/1/26	1,900,000	2,240,233
5% 12/1/28	1,800,000	2,107,656
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/31	7,000,000	7,924,630
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	500,000	515,465
5.25% 5/1/21 (Pre-Refunded to 5/1/18 @ 100)	2,000,000	2,070,000
5.25% 5/1/24 (Pre-Refunded to 5/1/18 @ 100)	2,100,000	2,173,500
Hudsonville Pub. Schools:
4% 5/1/24	1,220,000	1,344,916
4% 5/1/25	500,000	547,180
5% 5/1/20	1,000,000	1,100,620
5% 5/1/22	600,000	688,536
5.25% 5/1/41	1,750,000	1,947,855
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,985,279
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (Pre-Refunded to 6/1/20 @ 100)	2,250,000	2,490,458
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	780,000	909,113
5% 5/15/29	2,500,000	2,890,550
5% 5/15/30	7,220,000	8,293,325
Kent County Gen. Oblig. Series 2015:
5% 1/1/28	4,655,000	5,567,846
5% 1/1/29	4,390,000	5,224,144
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,776,550
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,094,790
4% 5/1/22	1,000,000	1,105,980
L'Anse Creuse Pub. Schools Series 2012, 5% 5/1/23	1,500,000	1,687,605
Lake Orion Cmnty. School District:
5% 5/1/23	1,915,000	2,260,217
5% 5/1/25	3,275,000	3,948,635
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,691,950
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,305,318
5% 5/1/25	1,540,000	1,761,883
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (Pre-Refunded to 5/1/18 @ 100)	1,350,000	1,394,510
5% 5/1/20 (Pre-Refunded to 5/1/18 @ 100)	1,425,000	1,471,982
5% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	1,395,000	1,440,993
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,534,737
Lincoln Consolidated School District Series 2016 A:
5% 5/1/28	2,025,000	2,414,549
5% 5/1/29	1,430,000	1,685,312
5% 5/1/31	500,000	579,910
5% 5/1/32	1,000,000	1,152,260
Macomb Interceptor Drain Drainage District Series 2017 A:
5% 5/1/28	1,200,000	1,476,180
5% 5/1/29	1,000,000	1,217,420
5% 5/1/30	1,000,000	1,207,740
5% 5/1/31	1,000,000	1,201,010
5% 5/1/32	1,500,000	1,791,495
5% 5/1/33	2,100,000	2,496,144
5% 5/1/34	1,750,000	2,070,215
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	910,104
5% 7/1/30	900,000	1,044,702
5% 7/1/31	780,000	900,752
5% 7/1/32	1,000,000	1,148,870
5% 7/1/33	705,000	806,379
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 1, 5% 10/15/50	7,250,000	8,102,383
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,171,300
Series 2016:
6% 10/15/38	165,000	174,575
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	1,805,000	1,917,596
Series IA:
5.375% 10/15/41	3,000,000	3,393,060
5.5% 10/15/45	10,000,000	11,178,600
5% 4/15/33	5,000,000	5,731,700
5% 4/15/38	3,000,000	3,394,380
6% 10/15/38 (Pre-Refunded to 10/15/18 @ 100)	3,030,000	3,219,011
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,385,600
5% 1/1/40	3,000,000	3,250,860
(Local Govt. Ln. Prog.) Series 2014 D, 5% 7/1/37 (FSA Insured)	1,000,000	1,122,530
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	3,000,000	3,376,920
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	125,000	145,861
Series 2012 B, 5% 7/1/22	520,000	520,000
Series 2012:
5% 11/15/24	660,000	766,306
5% 11/15/25	1,000,000	1,153,340
5% 11/1/26	6,425,000	7,319,810
5% 11/15/26	800,000	917,408
5% 11/15/36	6,220,000	6,889,770
5% 11/1/42	2,000,000	2,177,780
5% 11/15/42	3,120,000	3,428,256
Series 2013:
5% 10/1/25	1,255,000	1,474,675
5% 8/15/30	4,105,000	4,633,272
Series 2014 H1:
5% 10/1/22	1,000,000	1,127,750
5% 10/1/25	2,250,000	2,646,203
5% 10/1/39	8,600,000	9,580,658
Series 2014:
5% 6/1/25	1,000,000	1,175,590
5% 6/1/26	700,000	814,639
5% 6/1/27	700,000	808,381
Series 2015 C:
5% 7/1/26	570,000	649,122
5% 7/1/27	1,215,000	1,375,368
5% 7/1/28	1,500,000	1,687,815
5% 7/1/35	1,000,000	1,088,450
Series 2015 D1:
5% 7/1/34	1,250,000	1,399,038
5% 7/1/35	500,000	558,875
Series 2015:
5% 11/15/26	2,250,000	2,691,540
5% 11/15/27	3,500,000	4,142,600
5% 11/15/28	1,855,000	2,172,409
Series 2016 A, 5% 11/1/44	6,190,000	6,887,923
Series 2016:
5% 1/1/29	1,000,000	1,161,050
5% 1/1/30	1,000,000	1,151,280
5% 1/1/31	1,170,000	1,341,335
5% 1/1/32	1,895,000	2,157,287
5% 1/1/33	1,915,000	2,170,901
5% 1/1/34	1,385,000	1,563,499
5% 11/15/41	5,700,000	6,372,258
5.25% 12/1/41	4,000,000	4,620,720
5% 12/1/27	1,090,000	1,201,954
5% 12/1/27 (Pre-Refunded to 12/1/20 @ 100)	10,000	11,253
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	6,890,000	7,171,939
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39 (Pre-Refunded to 6/1/19 @ 100)	3,740,000	4,092,121
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,000,970
(Sparrow Hosp. Obligated Group Proj.) Series 2007, 5% 11/15/17	535,000	542,608
Bonds:
Series 2010 F3, 1.4%, tender 6/29/18 (b)	6,200,000	6,215,686
Series 2010 F4, 1.95%, tender 4/1/20 (b)	5,530,000	5,599,402
Series 2008 A1, 6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	3,965,000	4,263,327
Series 2016:
5% 11/15/46	3,500,000	3,957,485
5% 11/15/47	18,000,000	20,337,466
5% 11/15/18	500,000	507,330
5% 11/15/18 (Pre-Refunded to 11/15/17 @ 100)	1,225,000	1,242,873
5% 11/15/19	290,000	293,964
5% 11/15/19 (Pre-Refunded to 11/15/17 @ 100)	710,000	720,359
5% 11/15/20	575,000	583,200
5% 11/15/20 (Pre-Refunded to 11/15/17 @ 100)	1,425,000	1,445,791
5% 11/15/31	1,450,000	1,468,618
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	870,000	935,459
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	165,000	177,103
Michigan Muni. Bond Auth. Rev. Series 2005, 5% 10/1/23 (Pre-Refunded to 10/1/19 @ 100)	385,000	417,267
Michigan State Univ. Revs. Series 2013 A, 5% 8/15/41	1,125,000	1,279,958
Michigan Strategic Fund Ltd. Oblig. Rev. (Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,094,787
Michigan Trunk Line Fund Rev. Series 2011, 5% 11/15/36	2,000,000	2,235,000
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,101,340
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,322,393
5% 3/1/25	1,225,000	1,383,981
5% 3/1/26	1,290,000	1,455,584
5% 3/1/37	4,000,000	4,410,640
Series 2013 A:
5% 3/1/25	995,000	1,141,156
5% 3/1/26	1,620,000	1,848,728
5% 3/1/27	815,000	930,991
5% 3/1/38	2,900,000	3,178,864
Series 2014:
5% 3/1/28	335,000	384,480
5% 3/1/29	525,000	600,815
5% 3/1/39	3,000,000	3,319,260
Series 2016:
5% 3/1/41	3,000,000	3,393,090
5% 3/1/47	5,000,000	5,631,050
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,010,000	1,045,350
5.25% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,135,000	1,174,725
Plainwell Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Pre-Refunded to 5/1/18 @ 100)	1,885,000	1,947,148
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,032,970
Portage Pub. Schools Series 2016:
5% 11/1/32	2,500,000	2,886,925
5% 11/1/34	1,250,000	1,430,950
5% 11/1/35	1,300,000	1,483,885
5% 11/1/39	755,000	856,193
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,131,958
5% 5/1/38 (FSA Insured)	1,000,000	1,022,500
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,444,066
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,549,281
5% 5/1/29	1,625,000	1,930,549
5% 5/1/30	1,700,000	2,004,963
5% 5/1/31	1,500,000	1,754,970
Roseville Cmnty. Schools:
Series 2014:
5% 5/1/24	780,000	925,720
5% 5/1/25	1,000,000	1,200,110
5% 5/1/26	1,385,000	1,650,089
5% 5/1/24	570,000	676,487
5% 5/1/25	1,640,000	1,968,180
5% 5/1/26	1,715,000	2,043,251
5% 5/1/27	1,795,000	2,127,272
5% 5/1/28	1,885,000	2,220,700
Royal Oak Hosp. Fin. Auth. Hosp. Rev.:
(William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29 (Pre-Refunded to 9/1/18 @ 100)	1,945,000	2,099,452
8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	3,425,000	3,706,741
Series 2014 D:
5% 9/1/26	1,000,000	1,165,650
5% 9/1/27	1,175,000	1,359,428
5% 9/1/28	1,870,000	2,148,649
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,434,200
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,702,461
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,083,490
South Lyon Cmnty. Schools Series 2016:
5% 5/1/23	1,575,000	1,832,371
5% 5/1/24	3,200,000	3,779,968
5% 5/1/25	2,355,000	2,803,887
Univ. of Michigan Rev.:
Series 2015, 5% 4/1/46	5,000,000	5,834,350
Series 2017 A, 5% 4/1/42	5,000,000	5,917,500
Warren Consolidated School District Series 2016:
5% 5/1/23	810,000	949,158
5% 5/1/33	5,410,000	6,179,681
5% 5/1/34	5,630,000	6,393,878
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,309,786
5% 12/1/25	5,120,000	5,888,666
Series 2011 A:
5% 12/1/21 (a)	5,000,000	5,667,450
5% 12/1/22 (a)	5,260,000	5,874,684
Series 2012 A:
5% 12/1/22	2,220,000	2,582,903
5% 12/1/23	2,300,000	2,649,094
Series 2014 C:
5% 12/1/29 (a)	720,000	816,473
5% 12/1/31 (a)	860,000	966,717
5% 12/1/34 (a)	1,655,000	1,839,549
Series 2015 D, 5% 12/1/40 (FSA Insured)	8,165,000	9,233,717
Series 2015 F:
5% 12/1/25 (a)	2,500,000	2,958,500
5% 12/1/27 (a)	4,810,000	5,589,509
Series 2015 G:
5% 12/1/35	5,435,000	6,193,617
5% 12/1/36	5,760,000	6,545,722
West Ottawa Pub. School District:
Series 2012 A:
5% 5/1/25	4,310,000	4,796,513
5% 5/1/26	2,000,000	2,221,860
Series 2014 1:
5% 5/1/30	725,000	829,168
5% 5/1/32	500,000	564,195
5% 5/1/34	900,000	1,013,769
5% 5/1/35	250,000	280,948
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/17	45,000	45,663
5% 11/15/25	320,000	380,794
5% 11/15/26	400,000	472,120
5% 11/15/28	650,000	756,685
5% 11/15/29	750,000	867,105
5% 11/15/30	855,000	984,182
5% 11/15/31	700,000	802,746
Series 2015 A:
5% 11/15/26	1,000,000	1,187,530
5% 11/15/28	2,505,000	2,931,677
Woodhaven-Brownstown School District County of Wayne:
5% 5/1/36	2,835,000	3,219,653
5% 5/1/38	5,670,000	6,420,651
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,509,167
5% 5/1/30	1,550,000	1,782,113
5% 5/1/32	1,750,000	1,997,538
Zeeland Pub. Schools:
5% 5/1/27 (FSA Insured)	1,000,000	1,169,570
5% 5/1/28 (FSA Insured)	500,000	580,560
5% 5/1/29 (FSA Insured)	1,000,000	1,152,740
5% 5/1/30 (FSA Insured)	1,000,000	1,145,190

TOTAL MICHIGAN		625,502,304

TOTAL MUNICIPAL BONDS
(Cost $613,992,980)		630,763,166

Municipal Notes - 3.2%
Michigan - 3.2%
JPMorgan Chase Participating VRDN Series Putters 5010, 1% 7/3/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	2,900,000	$2,900,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN(b)	900,000	900,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.99% 7/3/17, VRDN(b)	17,730,000	17,730,000
TOTAL MUNICIPAL NOTES
(Cost $21,530,000)		21,530,000
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $635,522,980)		652,293,166
NET OTHER ASSETS (LIABILITIES) - 1.8%		11,965,308
NET ASSETS - 100%		$664,258,474

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	32.4%
Health Care	21.9%
Transportation	9.2%
Escrowed/Pre-Refunded	8.8%
Education	8.7%
Water & Sewer	5.3%
Others* (Individually Less Than 5%)	13.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $635,522,980)		$652,293,166
Cash		6,658,243
Receivable for fund shares sold		407,991
Interest receivable		6,019,001
Other receivables		1,242
Total assets		665,379,643
Liabilities
Payable for fund shares redeemed	$352,957
Distributions payable	480,621
Accrued management fee	199,128
Other affiliated payables	62,101
Other payables and accrued expenses	26,362
Total liabilities		1,121,169
Net Assets		$664,258,474
Net Assets consist of:
Paid in capital		$644,989,074
Undistributed net investment income		189,832
Accumulated undistributed net realized gain (loss) on investments		2,309,382
Net unrealized appreciation (depreciation) on investments		16,770,186
Net Assets, for 54,588,864 shares outstanding		$664,258,474
Net Asset Value, offering price and redemption price per share ($664,258,474 ÷ 54,588,864 shares)		$12.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$10,754,152
Expenses
Management fee	$1,175,960
Transfer agent fees	288,048
Accounting fees and expenses	76,896
Custodian fees and expenses	2,462
Independent trustees' fees and expenses	1,261
Registration fees	20,914
Audit	26,452
Legal	4,734
Miscellaneous	3,343
Total expenses before reductions	1,600,070
Expense reductions	(4,448)	1,595,622
Net investment income (loss)		9,158,530
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,971,670
Total net realized gain (loss)		2,971,670
Change in net unrealized appreciation (depreciation) on investment securities		9,215,651
Net gain (loss)		12,187,321
Net increase (decrease) in net assets resulting from operations		$21,345,851

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,158,530	$19,640,022
Net realized gain (loss)	2,971,670	4,276,556
Change in net unrealized appreciation (depreciation)	9,215,651	(26,972,213)
Net increase (decrease) in net assets resulting from operations	21,345,851	(3,055,635)
Distributions to shareholders from net investment income	(9,154,269)	(19,608,060)
Distributions to shareholders from net realized gain	–	(4,300,072)
Total distributions	(9,154,269)	(23,908,132)
Share transactions
Proceeds from sales of shares	56,001,276	161,615,926
Reinvestment of distributions	6,126,946	15,953,121
Cost of shares redeemed	(61,696,257)	(133,182,519)
Net increase (decrease) in net assets resulting from share transactions	431,965	44,386,528
Redemption fees	–	6,546
Total increase (decrease) in net assets	12,623,547	17,429,307
Net Assets
Beginning of period	651,634,927	634,205,620
End of period	$664,258,474	$651,634,927
Other Information
Undistributed net investment income end of period	$189,832	$185,571
Shares
Sold	4,645,503	12,945,542
Issued in reinvestment of distributions	507,844	1,293,440
Redeemed	(5,128,162)	(10,893,149)
Net increase (decrease)	25,185	3,345,833

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.94	$12.38	$12.33	$11.70	$12.54	$12.24
Income from Investment Operations
Net investment income (loss)A	.168	.352	.387	.422	.437	.445
Net realized and unrealized gain (loss)	.230	(.364)	.050	.642	(.777)	.303
Total from investment operations	.398	(.012)	.437	1.064	(.340)	.748
Distributions from net investment income	(.168)	(.353)	(.387)	(.421)	(.436)	(.444)
Distributions from net realized gain	–	(.075)	–	(.013)	(.064)	(.004)
Total distributions	(.168)	(.428)	(.387)	(.434)	(.500)	(.448)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.17	$11.94	$12.38	$12.33	$11.70	$12.54
Total ReturnC,D	3.36%	(.16)%	3.61%	9.23%	(2.75)%	6.19%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.48%	.48%	.49%
Expenses net of all reductions	.49%F	.48%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.82%F	2.83%	3.15%	3.49%	3.59%	3.57%
Supplemental Data
Net assets, end of period (000 omitted)	$664,258	$651,635	$634,206	$569,796	$528,289	$693,682
Portfolio turnover rate	10%F	25%	11%	12%	8%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	87.4	76.5	78.5
8 - 30	0.9	0.6	1.6
31 - 60	0.4	5.8	1.0
61 - 90	1.6	2.4	4.1
91 - 180	3.2	2.4	4.0
> 180	6.5	12.3	10.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	56.0%
Tender Option Bond	18.0%
Other Municipal Security	13.9%
Investment Companies	11.8%
Net Other Assets (Liabilities)	0.3%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	49.5%
Tender Option Bond	15.6%
Other Municipal Security	24.3%
Investment Companies	9.4%
Net Other Assets (Liabilities)	1.2%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Michigan Municipal Money Market Fund	0.39%	0.36%	0.26%	0.31%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Michigan Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$600,000	$600,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.12% 7/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,600,000	2,600,000
		2,800,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	200,000	200,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	300,000	300,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		400,000
Michigan - 54.6%
Central Michigan Univ. Rev. Series 2008 A, 0.89% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	9,640,000	9,640,000
Grand Traverse County Hosp. Series 2011 B, 0.96% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.89% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	23,940,000	23,940,000
Michigan Bldg. Auth. Rev.:
Series 2007 1, 0.91% 7/7/17, LOC Citibank NA, VRDN (b)	9,945,000	9,945,000
Series 2011 B, 0.91% 7/7/17, LOC Citibank NA, VRDN (b)	9,700,000	9,700,000
Michigan Fin. Auth. Rev.:
(Healthcare Equip. Ln. Prog.) Series 2015 C, 1.01% 7/7/17, LOC Fifth Third Bank, Cincinnati, VRDN (b)	1,500,000	1,500,000
(Hosp. Proj.) Series 2016 E2, 0.92% 7/7/17, VRDN (b)	18,000,000	18,000,000
Series 2016 E3, 0.87% 7/7/17, VRDN (b)	1,500,000	1,500,000
Series 22 A, 0.97% 7/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	44,812,000	44,812,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	3,555,000	3,555,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	5,285,000	5,285,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.98% 7/7/17, LOC Citibank NA, VRDN (a)(b)	6,110,000	6,110,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	8,400,000	8,400,000
Michigan State Univ. Revs. Series 2000 A, 0.9% 7/7/17 (Liquidity Facility Northern Trust Co.), VRDN (b)	16,285,000	16,285,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 1.05% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	1,860,000	1,860,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Consumers Energy Co. Proj.):
0.91% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	20,800,000	20,800,000
0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.96% 7/3/17, LOC Comerica Bank, VRDN (b)	13,300,000	13,300,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.99% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	19,000,000	19,000,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.97% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,300,000	2,300,000
FHLMC Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.97% 7/7/17, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	21,035,000	21,035,000
FNMA Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 0.95% 7/7/17, LOC Fannie Mae, VRDN (a)(b)	5,655,000	5,655,000
		264,347,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	600,000	600,000
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	900,000	900,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	500,000	500,000
		1,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $271,047,000)		271,047,000

Tender Option Bond - 18.0%
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.99% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	500,000	500,000
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
		300,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	900,000	900,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
Michigan - 17.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.98% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,100,000	5,100,000
JPMorgan Chase Participating VRDN Series Putters 5010, 1% 7/3/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,600,000	1,600,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XM 03 92, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,600,000	3,600,000
Series Floaters XM 04 65, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,800,000	5,800,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	8,000,000	8,000,000
Series 16 XM0223, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	6,010,000	6,010,000
Series 16 ZM0166, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	8,500,000	8,500,000
Series RBC 2016 XM0132, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	13,165,000	13,165,000
Series RBC 2016 ZM0131, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	1,335,000	1,335,000
Series XM 04 72, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
Series XX 1043, 0.94% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,110,000	5,110,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series Floaters XM 04 08, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	4,475,000	4,475,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(e)	7,610,000	7,610,000
Univ. of Michigan Rev. Participating VRDN:
Series 15 XF2199, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	6,190,000	6,190,000
Series 15 XF2205, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
		83,795,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.13% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	200,000	200,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.06% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	675,000	675,000
TOTAL TENDER OPTION BOND
(Cost $87,270,000)		87,270,000

Other Municipal Security - 13.9%
Georgia - 1.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	2,475,000	2,475,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	4,960,000	4,960,000
		7,435,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.97% tender 7/5/17, CP mode	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1% tender 7/13/17, CP mode	900,000	900,000
1.05% tender 7/24/17, CP mode	400,000	400,000
		1,300,000
Michigan - 11.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, 1.16%, tender 1/26/18 (b)	21,915,000	21,915,000
Michigan Bldg. Auth. Rev. Bonds (Michigan Gen. Oblig. Proj.) Series 2009 I, 5% 10/15/17	1,410,000	1,426,735
Michigan Fin. Auth. Rev. Bonds Series 2010 A, 4% 12/1/17	500,000	506,027
Michigan Trunk Line Fund Rev. Bonds:
Series 2005, 5.25% 11/1/17	8,050,000	8,164,836
Series 2014, 5% 11/15/17	4,015,000	4,075,782
Series A, 5.5% 11/1/17	1,320,000	1,340,217
Univ. of Michigan Rev.:
Series K1:
0.91% 7/6/17, CP	1,500,000	1,500,000
0.93% 7/5/17, CP	5,000,000	5,000,000
Series K2:
0.93% 1/29/18, CP	4,300,000	4,300,000
0.94% 3/2/18, CP	5,000,000	5,000,000
		53,228,597
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	400,000	400,000
1.07% tender 8/2/17, CP mode	700,000	700,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	1,100,000	1,100,000
1.1% tender 7/24/17, CP mode (a)	400,000	400,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	1,100,000	1,100,000
		3,700,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $67,163,597)		67,163,597
	Shares	Value

Investment Company - 11.8%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $56,863,664)	56,863,097	56,863,664
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $482,344,261)		482,344,261
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,484,597
NET ASSETS - 100%		$483,828,858

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

CP – COMMERCIAL PAPER

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,100,000 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,610,000 or 1.6% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 1.11%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$7,610,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$225,573
Total	$225,573

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $425,480,597)	$425,480,597
Fidelity Central Funds (cost $56,863,664)	56,863,664
Total Investments (cost $482,344,261)		$482,344,261
Cash		22,671
Receivable for securities sold on a delayed delivery basis		1,415,000
Receivable for fund shares sold		4,422
Interest receivable		566,378
Distributions receivable from Fidelity Central Funds		40,114
Other receivables		25
Total assets		484,392,871
Liabilities
Payable for fund shares redeemed	$329,984
Distributions payable	3,498
Accrued management fee	147,586
Transfer agent fee payable	57,572
Other affiliated payables	6,568
Other payables and accrued expenses	18,805
Total liabilities		564,013
Net Assets		$483,828,858
Net Assets consist of:
Paid in capital		$483,828,696
Distributions in excess of net investment income		(1,945)
Accumulated undistributed net realized gain (loss) on investments		2,107
Net Assets, for 483,162,278 shares outstanding		$483,828,858
Net Asset Value, offering price and redemption price per share ($483,828,858 ÷ 483,162,278 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$1,888,875
Income from Fidelity Central Funds		225,573
Total income		2,114,448
Expenses
Management fee	$946,386
Transfer agent fees	366,415
Accounting fees and expenses	40,041
Custodian fees and expenses	2,109
Independent trustees' fees and expenses	1,019
Registration fees	22,849
Audit	19,347
Legal	4,879
Miscellaneous	2,355
Total expenses before reductions	1,405,400
Expense reductions	(1,762)	1,403,638
Net investment income (loss)		710,810
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,922
Fidelity Central Funds	185
Total net realized gain (loss)		2,107
Net increase in net assets resulting from operations		$712,917

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$710,810	$486,277
Net realized gain (loss)	2,107	13,960
Net increase in net assets resulting from operations	712,917	500,237
Distributions to shareholders from net investment income	(710,645)	(486,526)
Distributions to shareholders from net realized gain	–	(490,312)
Total distributions	(710,645)	(976,838)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	26,813,819	621,774,730
Reinvestment of distributions	688,305	948,313
Cost of shares redeemed	(118,044,398)	(1,041,614,524)
Net increase (decrease) in net assets and shares resulting from share transactions	(90,542,274)	(418,891,481)
Total increase (decrease) in net assets	(90,540,002)	(419,368,082)
Net Assets
Beginning of period	574,368,860	993,736,942
End of period	$483,828,858	$574,368,860
Other Information
Distributions in excess of net investment income end of period	$(1,945)	$(2,110)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Michigan Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	.001	.002	–A	–A	–A	–A
Distributions from net investment income	(.001)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–A	–
Total distributions	(.001)	(.002)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.14%	.16%	.01%	.01%	.02%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F	.52%	.53%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.54%F	.35%	.06%	.07%	.11%	.19%
Expenses net of all reductions	.54%F	.35%	.06%	.07%	.11%	.19%
Net investment income (loss)	.27%F	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$483,829	$574,369	$993,737	$1,044,226	$1,077,691	$985,600

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Michigan Municipal Income Fund	$635,497,970	$20,960,075	$(4,164,879)	$16,795,196
Fidelity Michigan Municipal Money Market Fund	482,344,261	–	–	–

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2016 to December 31, 2016. Loss deferrals were as follows:

Capital losses
Fidelity Michigan Municipal Income Fund	$(662,288)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $30,771,246 and $43,548,112, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.09%
Fidelity Michigan Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$1,149

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Michigan Municipal Income Fund	$2,462
Fidelity Michigan Municipal Money Market Fund	23

In addition, during the period the investment adviser reimbursed and/or waived a portion of the operating expenses as follows:

Amount
Fidelity Michigan Municipal Income Fund	$1,986
Fidelity Michigan Municipal Money Market Fund	1,739

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Michigan Municipal Income Fund	.49%
Actual		$1,000.00	$1,033.60	$2.47
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Michigan Municipal Money Market Fund	.54%
Actual		$1,000.00	$1,001.40	$2.68
Hypothetical-C		$1,000.00	$1,022.12	$2.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MIR-SANN-0817
1.705626.119

Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Ohio Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.5	29.8
Health Care	26.0	26.6
Education	22.1	21.7
Water & Sewer	7.0	7.6
Electric Utilities	4.7	4.7

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	7.4%
AA,A	83.1%
BBB	7.0%
BB and Below	1.1%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	0.5%

As of December 31, 2016
AAA	9.4%
AA,A	85.1%
BBB	4.1%
BB and Below	0.3%
Not Rated	1.2%
Short-Term Investments and Net Other Assets*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Ohio Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.5%
	Principal Amount	Value
Guam - 1.6%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/21	$2,000,000	$2,242,140
5% 12/1/28	2,500,000	2,813,275
5% 12/1/32	2,500,000	2,751,875
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (a)	950,000	981,768
6.25% 10/1/34 (a)	900,000	1,031,472
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,141,090

TOTAL GUAM		10,961,620

Ohio - 97.9%
Akron Bath Copley Hosp. District Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2012:
5% 11/15/22	1,000,000	1,145,700
5% 11/15/23	3,245,000	3,698,327
Series 2016:
5% 11/15/22	1,000,000	1,136,980
5.25% 11/15/34	1,500,000	1,707,870
5.25% 11/15/41	5,295,000	5,957,246
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,500,400
American Muni. Pwr., Inc. Rev.:
(AMP Freemont Energy Ctr. Proj.):
Series 2012 B, 5.25% 2/15/26	6,875,000	7,870,156
Series 2012, 5.25% 2/15/28	8,040,000	9,165,680
(Prairie State Energy Campus Proj.) Series 2015:
5% 2/15/28	3,995,000	4,602,440
5% 2/15/42	3,000,000	3,326,790
5% 2/15/38	240,000	244,637
Beavercreek City School District Series 2015:
5% 12/1/28	1,500,000	1,799,040
5% 12/1/29	1,500,000	1,786,575
Bowling Green Univ. Gen. Receipts Series 2016 A:
5% 6/1/42	1,000,000	1,128,530
5% 6/1/44	6,080,000	6,847,174
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,816,239
(UC Health Proj.) 5.5% 11/1/40	2,030,000	2,246,682
Series 2016 X:
5% 5/15/31	3,225,000	3,960,074
5% 5/15/32	3,950,000	4,853,958
Cincinnati City School District Ctfs. of Prtn. (Cincinnati City School District School Impt. Proj.) 5% 12/15/26	4,000,000	4,713,800
Cincinnati Gen. Oblig. Series 2015, 5.25% 12/1/29	4,285,000	5,190,121
Cincinnati Wtr. Sys. Rev.:
Series 2015 A, 5% 12/1/40	3,260,000	3,820,231
Series A, 5% 12/1/36 (Pre-Refunded to 12/1/21 @ 100)	1,700,000	1,969,076
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	2,350,000	2,722,334
Series 2015:
5% 12/1/26	1,500,000	1,818,015
5% 12/1/27	2,000,000	2,407,020
5% 12/1/29	1,250,000	1,482,363
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,238,446
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,325,475
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,433,172
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,277,796
Cleveland Heights & Univ. Heights County School District Series 2014, 4.5% 12/1/47	3,000,000	3,201,510
Cleveland Muni. School District:
Series 2013, 5% 12/1/24	1,255,000	1,467,195
Series 2015 A:
5% 12/1/24	3,725,000	4,350,986
5% 12/1/27	1,750,000	2,029,265
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016:
5% 11/15/34	1,190,000	1,368,548
5% 11/15/35	1,245,000	1,427,828
5% 11/15/36	450,000	515,012
5% 11/15/45	2,000,000	2,266,820
Cleveland Pub. Pwr. Sys. Rev. Series 2016 A, 5% 11/15/22 (FSA Insured)	3,970,000	4,624,891
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,183,270
5% 6/1/25	2,500,000	2,841,675
5% 6/1/26	3,075,000	3,493,846
Cleveland Wtr. Rev.:
Series 2012 X, 5% 1/1/42	5,465,000	6,092,983
Series 2015 Y:
4% 1/1/28	650,000	714,994
4% 1/1/29	1,040,000	1,133,517
4% 1/1/30	1,000,000	1,078,110
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,685,140
Columbus City School District:
5% 12/1/30	8,255,000	9,863,817
5% 12/1/31	5,000,000	5,948,100
Columbus Gen. Oblig.:
Series 2012 A, 4% 2/15/27	10,000,000	10,951,200
Series 2014 A, 4% 2/15/28	5,000,000	5,540,900
Columbus Metropolitan Library Facility Series 2012 1:
5% 12/1/23	530,000	595,248
5% 12/1/23 (Pre-Refunded to 12/1/20 @ 100)	470,000	528,031
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,683,470
5% 12/1/25	765,000	858,636
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	2,009,455
5% 2/15/27	1,700,000	1,957,414
5% 2/15/28	2,385,000	2,699,629
5% 2/15/30	3,000,000	3,343,650
5% 2/15/31	1,500,000	1,662,825
5% 2/15/32	1,450,000	1,598,727
Dayton Gen. Oblig.:
4% 12/1/22	750,000	812,483
4% 12/1/25	1,540,000	1,652,374
Dublin Gen. Oblig.:
4% 12/1/27	500,000	570,340
4% 12/1/28	395,000	447,002
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,319,350
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,368,497
4% 12/1/23	1,395,000	1,559,945
4% 12/1/24	1,490,000	1,660,456
Forest Hills Local School District Series 2015, 5% 12/1/46	5,000,000	5,723,550
Franklin County Convention Facilities Auth. Tax & Lease Rev. Series 2014:
5% 12/1/25	1,250,000	1,503,963
5% 12/1/26	3,045,000	3,649,737
5% 12/1/32	5,920,000	6,944,989
Franklin County Hosp. Facilities Rev.:
(Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	2,000,000	2,251,260
Series 2016 C:
4% 11/1/40	3,000,000	3,080,880
5% 11/1/33	2,610,000	3,046,183
5% 11/1/34	2,155,000	2,499,261
Granville Exempted Village School District:
5% 12/1/26	1,720,000	2,099,398
5% 12/1/27	1,165,000	1,414,986
5% 12/1/30	1,130,000	1,348,553
5% 12/1/31	600,000	712,536
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	660,000	760,492
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	340,000	392,238
5% 12/1/24	1,185,000	1,364,871
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	615,000	709,489
Hamilton City School District Series 2015:
3.5% 12/1/31	1,500,000	1,538,385
5% 12/1/26	1,500,000	1,810,470
5% 12/1/28	1,550,000	1,844,965
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/26	1,000,000	1,141,330
5% 12/1/27	3,825,000	4,343,823
Hamilton County HealthCare Facilities Rev. (The Christ Hosp. Proj.) Series 2012:
5.25% 6/1/24	3,000,000	3,450,090
5.25% 6/1/27	3,000,000	3,417,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016:
5% 1/1/31	1,350,000	1,479,897
5% 1/1/36	2,800,000	2,995,636
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26	5,000,000	5,960,250
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,700,875
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A:
5% 12/1/21	1,500,000	1,675,290
6.25% 12/1/34	4,100,000	4,691,220
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26	335,000	356,085
5% 5/1/28	415,000	440,195
5% 5/1/29	85,000	90,081
5% 5/1/30	95,000	100,591
Series 2012 A:
5% 5/1/24	1,385,000	1,585,243
5% 5/1/25	1,500,000	1,715,370
5% 5/1/26	1,600,000	1,828,144
Series 2016:
5% 5/1/29	2,000,000	2,374,320
5% 5/1/30	1,000,000	1,178,540
Kettering City School District Series 2017:
5% 12/1/21	1,775,000	2,039,528
5% 12/1/23	1,255,000	1,500,177
5% 12/1/25	1,080,000	1,325,689
Lake County Hosp. Facilities Rev.:
(Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5% 8/15/17	1,000,000	1,004,230
Series 2015:
5% 8/15/27	770,000	895,733
5% 8/15/45	11,000,000	12,066,115
Lakewood City School District Series 2014 C:
5% 12/1/25	1,300,000	1,561,144
5% 12/1/27	3,215,000	3,824,371
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,303,260
5% 10/1/49	3,000,000	3,296,220
Lucas County Hosp. Rev.:
(ProMedica Healthcare Oblig. Group Proj.):
Series 2008 D, 5% 11/15/38	1,090,000	1,132,379
Series 2011 A, 6.5% 11/15/37	2,800,000	3,346,588
Series 2011 D:
5% 11/15/22	1,000,000	1,139,850
5% 11/15/25	5,000,000	5,667,700
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	7,871,670
Miami Univ. Series 2012, 4% 9/1/28	2,195,000	2,364,213
Miamisburg City School District Series 2016:
4% 12/1/32	510,000	546,837
5% 12/1/28	500,000	601,335
5% 12/1/29	300,000	358,023
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,254,310
Series 2012 A, 5% 8/1/47	5,725,000	6,217,522
Milford Exempt Village School District Series 2015:
3.5% 12/1/31	500,000	513,915
5% 12/1/28	1,400,000	1,672,818
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,634,050
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/44	3,700,000	3,853,883
5% 2/15/48	3,495,000	3,633,262
North Olmsted City School District Series 2015 A:
5% 12/1/26	665,000	781,701
5% 12/1/27	220,000	257,888
5% 12/1/28	365,000	426,667
5% 12/1/29	500,000	583,825
5% 12/1/30	750,000	873,788
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2014, 5% 11/15/44	8,815,000	10,127,818
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,431,650
Northwest Local School District Series 2015, 5% 12/1/45	2,980,000	3,367,370
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.) Series 2010 A, 5% 10/1/24	6,030,000	6,712,295
Ohio Gen. Oblig.:
Series 2012 A:
5% 2/1/26	1,000,000	1,141,060
5% 2/1/27	5,000,000	5,701,050
Series 2014 C, 4% 3/1/25	7,650,000	8,533,116
Series 2015 C, 5% 11/1/28	5,955,000	7,165,592
Series 2016 A, 5% 2/1/31	4,255,000	5,006,263
Series Q, 5% 4/1/25	1,845,000	2,122,137
Ohio Higher Edl. Facility Commission Rev.:
( Denison Univ., Proj.) Series 2017 B, 5% 11/1/21 (b)	1,000,000	1,142,490
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	1,610,000	1,743,453
Series 2016:
5% 12/1/23	1,895,000	2,252,568
5% 12/1/40	2,000,000	2,281,560
(Denison Univ. 2015 Proj.):
5% 11/1/28	1,465,000	1,722,488
5% 11/1/29	1,250,000	1,460,025
5% 11/1/30	2,285,000	2,656,655
(Denison Univ., Proj.) Series 2017 B:
5% 11/1/18 (b)	2,620,000	2,742,197
5% 11/1/19 (b)	1,255,000	1,356,743
5% 11/1/20 (b)	1,395,000	1,554,462
5% 11/1/22 (b)	1,000,000	1,167,740
5% 11/1/23 (b)	1,000,000	1,187,130
5% 11/1/24 (b)	650,000	781,619
5% 11/1/26 (b)	1,505,000	1,827,205
(Kenyon College 2010 Proj.) Series 2010, 5.25% 7/1/44	875,000	958,099
(Kenyon College 2015 Proj.) 5% 7/1/41	5,000,000	5,596,150
(Kenyon College 2016 Proj.) Series 2016, 5% 7/1/42	4,000,000	4,488,680
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	2,500,000	2,719,075
(Univ. of Dayton Proj.):
Series 2009, 5.5% 12/1/36	5,000,000	5,278,650
Series 2013:
5% 12/1/23	540,000	622,264
5% 12/1/24	585,000	673,791
5% 12/1/25	1,000,000	1,151,230
5% 12/1/26	1,195,000	1,375,063
5% 12/1/27	2,300,000	2,645,299
(Xavier Univ. Proj.) Series 2015 C:
5% 5/1/26	1,000,000	1,152,740
5% 5/1/28	1,000,000	1,136,200
5% 5/1/29	855,000	965,098
5% 5/1/31	1,005,000	1,124,062
Ohio Hosp. Facilities Rev. Series 2011 A, 5% 1/1/32	3,500,000	3,873,030
Ohio Hosp. Rev.:
Series 2013 A, 5% 1/15/27	5,000,000	5,677,200
5% 1/15/41	5,000,000	5,560,350
Ohio Spl. Oblig.:
( Ohio Gen. Oblig. Proj.) Series 2017 A, 5% 4/1/32	1,115,000	1,331,120
( Ohio Gen. Oblig. Proj.P Series 2017 A, 5% 4/1/34	1,000,000	1,182,560
(Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 4/1/28	1,750,000	2,144,590
5% 4/1/29	2,535,000	3,084,461
5% 4/1/30	2,250,000	2,716,065
5% 4/1/31	2,000,000	2,400,920
5% 4/1/33	1,850,000	2,198,133
5% 4/1/35	2,395,000	2,823,322
Ohio State Univ. Gen. Receipts:
Series 2010 D, 5% 12/1/31	1,365,000	1,735,666
Series 2012 A, 5% 6/1/24	1,690,000	2,043,193
Series 2013 A:
5% 6/1/28	2,000,000	2,330,040
5% 6/1/38	3,500,000	3,973,235
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	3,545,800
Series 2010 A, 5% 2/15/31	5,475,000	5,935,448
Ohio Univ. Gen. Receipts Athens Series 2013:
5% 12/1/23	1,000,000	1,164,590
5% 12/1/24	5,075,000	5,890,400
Ohio Wtr. Dev. Auth. Rev.:
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,239,051
Series 2016:
5% 12/1/35	5,500,000	6,524,045
5% 12/1/36	5,000,000	5,917,300
5% 12/1/37	3,500,000	4,135,775
Olentangy Local School District:
5% 12/1/30	1,500,000	1,801,470
5% 12/1/32	1,275,000	1,515,197
Princeton City School District Series 2014:
0% 12/1/40	4,000,000	1,590,440
0% 12/1/41	4,000,000	1,521,680
5% 12/1/39	2,750,000	3,157,853
Reynoldsburg City School District 4% 12/1/30	4,625,000	4,958,231
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35 (Pre-Refunded to 12/1/18 @ 100)	2,600,000	2,770,456
Scioto County Hosp. Facilities Rev. Series 2016:
5% 2/15/28	5,030,000	5,904,767
5% 2/15/30	2,145,000	2,480,607
5% 2/15/32	1,625,000	1,859,293
5% 2/15/33	1,460,000	1,663,407
5% 2/15/34	1,000,000	1,134,720
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,286,880
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,111,765
St. Marys City School District 5% 12/1/35 (Pre-Refunded to 6/1/18 @ 100)	495,000	513,157
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,805,204
Univ. of Akron Gen. Receipts Series 2016 A:
5% 1/1/23	460,000	534,998
5% 1/1/24	955,000	1,127,826
5% 1/1/25	1,025,000	1,223,655
5% 1/1/33	7,430,000	8,517,232
5% 1/1/37	6,000,000	6,807,540
Univ. of Cincinnati Gen. Receipts:
Series 2010 F, 5% 6/1/32	2,000,000	2,217,980
Series 2012 A:
5% 6/1/22	2,000,000	2,328,640
5% 6/1/23	2,000,000	2,337,920
Series 2012 C:
4% 6/1/28	2,000,000	2,160,160
5% 6/1/24	1,230,000	1,456,812
Series 2013 A:
5% 6/1/33	4,085,000	4,683,167
5% 6/1/34	5,130,000	5,856,870
Series 2016 A:
5% 6/1/32	745,000	874,623
5% 6/1/33	800,000	935,072
5% 6/1/34	585,000	680,770
Series 2016 C, 5% 6/1/41	2,585,000	2,970,992
Willoughby-Eastlake City School District Series 2016, 5% 12/1/46	4,000,000	4,551,960
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,830,190
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,926,490

TOTAL OHIO		650,663,768

TOTAL MUNICIPAL BONDS
(Cost $636,362,796)		661,625,388

Municipal Notes - 0.6%
Ohio - 0.6%
Montgomery County Hosp. Rev. Series 2016 F, 0.92% 7/3/17, LOC Barclays Bank PLC, VRDN (c)
(Cost $4,000,000)	4,000,000	4,000,000
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $640,362,796)		665,625,388
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(805,059)
NET ASSETS - 100%		$664,820,329

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	29.5%
Health Care	26.0%
Education	22.1%
Water & Sewer	7.0%
Others* (Individually Less Than 5%)	15.4%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $640,362,796)		$665,625,388
Cash		6,238,136
Receivable for fund shares sold		181,785
Interest receivable		5,592,131
Other receivables		741
Total assets		677,638,181
Liabilities
Payable for investments purchased on a delayed delivery basis	$11,626,226
Payable for fund shares redeemed	323,058
Distributions payable	584,598
Accrued management fee	199,245
Other affiliated payables	58,296
Other payables and accrued expenses	26,429
Total liabilities		12,817,852
Net Assets		$664,820,329
Net Assets consist of:
Paid in capital		$637,753,821
Undistributed net investment income		87,718
Accumulated undistributed net realized gain (loss) on investments		1,716,198
Net unrealized appreciation (depreciation) on investments		25,262,592
Net Assets, for 54,689,752 shares outstanding		$664,820,329
Net Asset Value, offering price and redemption price per share ($664,820,329 ÷ 54,689,752 shares)		$12.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$10,648,297
Expenses
Management fee	$1,177,039
Transfer agent fees	270,814
Accounting fees and expenses	76,942
Custodian fees and expenses	2,532
Independent trustees' fees and expenses	1,258
Registration fees	15,317
Audit	26,452
Legal	899
Miscellaneous	3,331
Total expenses before reductions	1,574,584
Expense reductions	(3,780)	1,570,804
Net investment income (loss)		9,077,493
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,830,193
Total net realized gain (loss)		1,830,193
Change in net unrealized appreciation (depreciation) on investment securities		12,718,833
Net gain (loss)		14,549,026
Net increase (decrease) in net assets resulting from operations		$23,626,519

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,077,493	$18,741,383
Net realized gain (loss)	1,830,193	5,155,783
Change in net unrealized appreciation (depreciation)	12,718,833	(23,822,930)
Net increase (decrease) in net assets resulting from operations	23,626,519	74,236
Distributions to shareholders from net investment income	(9,077,307)	(18,738,970)
Distributions to shareholders from net realized gain	(1,371,991)	(4,034,669)
Total distributions	(10,449,298)	(22,773,639)
Share transactions
Proceeds from sales of shares	40,961,071	149,144,309
Reinvestment of distributions	6,339,047	13,900,966
Cost of shares redeemed	(52,761,682)	(119,510,180)
Net increase (decrease) in net assets resulting from share transactions	(5,461,564)	43,535,095
Redemption fees	–	8,229
Total increase (decrease) in net assets	7,715,657	20,843,921
Net Assets
Beginning of period	657,104,672	636,260,751
End of period	$664,820,329	$657,104,672
Other Information
Undistributed net investment income end of period	$87,718	$87,532
Shares
Sold	3,405,646	12,005,716
Issued in reinvestment of distributions	527,372	1,127,125
Redeemed	(4,397,841)	(9,765,492)
Net increase (decrease)	(464,823)	3,367,349

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.91	$12.29	$12.26	$11.48	$12.39	$12.01
Income from Investment Operations
Net investment income (loss)A	.166	.339	.363	.384	.392	.421
Net realized and unrealized gain (loss)	.275	(.308)	.147	.780	(.779)	.426
Total from investment operations	.441	.031	.510	1.164	(.387)	.847
Distributions from net investment income	(.166)	(.339)	(.363)	(.384)	(.392)	(.420)
Distributions from net realized gain	(.025)	(.072)	(.117)	–	(.131)	(.047)
Total distributions	(.191)	(.411)	(.480)	(.384)	(.523)	(.467)
Redemption fees added to paid in capitalA	–	–B	–B	–B	–B	–B
Net asset value, end of period	$12.16	$11.91	$12.29	$12.26	$11.48	$12.39
Total ReturnC,D	3.73%	.19%	4.24%	10.26%	(3.16)%	7.14%
Ratios to Average Net AssetsE
Expenses before reductions	.48%F	.48%	.48%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.48%F	.48%	.48%	.48%	.48%	.49%
Expenses net of all reductions	.48%F	.48%	.48%	.48%	.48%	.49%
Net investment income (loss)	2.79%F	2.72%	2.97%	3.20%	3.28%	3.42%
Supplemental Data
Net assets, end of period (000 omitted)	$664,820	$657,105	$636,261	$598,694	$535,347	$647,324
Portfolio turnover rate	19%F	17%	17%	7%	17%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	72.7	68.3	68.1
8 - 30	6.4	5.2	6.5
31 - 60	2.2	2.9	3.0
61 - 90	5.2	4.9	7.6
91 - 180	4.9	10.9	4.1
> 180	8.6	7.8	10.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	48.1%
Tender Option Bond	13.7%
Other Municipal Security	26.6%
Investment Companies	10.0%
Net Other Assets (Liabilities)	1.6%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	52.3%
Tender Option Bond	9.0%
Other Municipal Security	32.1%
Investment Companies	5.3%
Net Other Assets (Liabilities)	1.3%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Ohio Municipal Money Market Fund	0.45%	0.39%	0.29%	0.30%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® Ohio Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 48.1%
	Principal Amount	Value
Alabama - 0.2%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$700,000	$700,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Series 2002, 1.12% 7/7/17, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,100,000	2,100,000
		5,100,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	200,000	200,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	200,000	200,000
		900,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.1% 7/7/17, VRDN (a)(b)	600,000	600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	300,000	300,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		1,000,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 7/7/17, VRDN (b)	400,000	400,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	700,000	700,000
Ohio - 45.8%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.94% 7/7/17, VRDN (b)	34,500,000	34,500,000
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.9% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,975,000	5,975,000
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.98% 7/7/17, LOC Northern Trust Co., VRDN (b)	15,855,000	15,855,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,710,000	2,710,000
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.94% 7/7/17, LOC Comerica Bank, VRDN (b)	4,800,000	4,800,000
Greene County Hosp. Facilities Rev. Series A, 0.95% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	5,900,000	5,900,000
Hamilton County HealthCare Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.92% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,715,000	3,715,000
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	14,600,000	14,600,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.98% 7/7/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,355,000	11,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 1.04% 7/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,295,000	1,295,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.91% 7/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,330,000	2,330,000
Middletown Hosp. Facilities Rev. Series 2008 A, 0.93% 7/7/17, LOC PNC Bank NA, VRDN (b)	23,785,000	23,785,000
Ohio Air Quality Dev. Auth. Rev.:
(Ohio Valley Elec. Corp. Proj.) Series 2009 D, 0.94% 7/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	18,350,000	18,350,000
(TimkenSteel Proj.) Series 2003, 0.94% 7/7/17, LOC JPMorgan Chase Bank, VRDN (b)	4,800,000	4,800,000
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 D, 0.94% 7/7/17, VRDN (b)	13,585,000	13,585,000
0.94% 7/7/17, VRDN (b)	1,330,000	1,330,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series B, 0.96% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,895,000	3,895,000
Series F, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	7,010,000	7,010,000
Series 2004 D, 0.98% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,165,000	3,165,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pedcor Invts. Willow Lake Apts. Proj.) Series B, 1.1% 7/7/17, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	165,000	165,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Series 2016 G, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	13,890,000	13,890,000
Series 2016 H, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	15,500,000	15,500,000
Series 2016 I, 0.97% 7/7/17 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,450,000	3,450,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.92% 7/7/17, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
		224,060,000
Texas - 0.0%
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 1.05% 7/7/17 (Total SA Guaranteed), VRDN (a)(b)	200,000	200,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	1,000,000	1,000,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	1,100,000	1,100,000
		2,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $235,160,000)		235,160,000

Tender Option Bond - 13.7%
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	200,000	200,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
		300,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	900,000	900,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	400,000	400,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	300,000	300,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
Ohio - 13.1%
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,330,000	3,330,000
Franklin County Hosp. Facilities Rev. Participating VRDN:
Series 15 XF0244, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	4,000,000	4,000,000
Series 16 XL0004, 0.95% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,480,000	4,480,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	5,800,000	5,800,000
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.06%, tender 9/28/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	6,000,000	6,000,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN:
Series 2017, 1.13% 8/11/17 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	5,400,000	5,400,000
Series XG 00 69, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	3,750,000	3,750,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 16 ZF0354, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,250,000	6,250,000
Series 2015 XF0105, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	13,400,000	13,400,000
Series 2016 ZF0355, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	9,805,000	9,805,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters XF 24 38, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	2,000,000	2,000,000
		64,215,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.06% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	675,000	675,000
TOTAL TENDER OPTION BOND
(Cost $66,990,000)		66,990,000

Other Municipal Security - 26.6%
Georgia - 0.8%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	2,580,000	2,580,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,400,000	1,400,000
		3,980,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.97% tender 7/5/17, CP mode	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
1% tender 7/13/17, CP mode	900,000	900,000
1.05% tender 7/24/17, CP mode	400,000	400,000
		1,300,000
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	400,000	400,000
1.07% tender 8/2/17, CP mode	700,000	700,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	1,100,000	1,100,000
1.1% tender 7/24/17, CP mode (a)	400,000	400,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	1,100,000	1,100,000
		3,700,000
Ohio - 24.5%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	11,400,000	11,426,370
Avon Gen. Oblig. BAN Series 2017 A, 2% 9/21/17	5,800,000	5,810,206
Bay Village Gen. Oblig. BAN Series 2017, 2.25% 6/8/18	4,360,500	4,397,558
Berea BAN Series 2017, 2% 3/15/18	4,050,900	4,072,007
Berea Ohio City School District Bonds Series 2017, 3% 12/1/17	940,000	947,984
Canal Fulton BAN Series 2017, 2.125% 2/2/18 (Ohio Gen. Oblig. Guaranteed)	1,730,000	1,739,301
Deer Park School District BAN:
Series 2016, 2.5% 7/13/17	5,000,000	5,002,214
Series 2017, 2% 7/13/17	3,750,000	3,751,281
Deerfield Township BD Anticipation BAN Series 2016, 1.2% 10/26/17	1,600,000	1,600,000
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	4,000,000	4,021,863
Fairborn Gen. Oblig. BAN Series 2017, 2% 3/22/18	5,186,518	5,216,160
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 7/12/17 (b)	1,985,000	1,987,365
Franklin County Rev. Bonds Series 2013 OH, 0.95%, tender 9/1/17 (b)	5,000,000	5,000,000
Highland Heights Gen. Oblig. BAN Series 2017, 1.75% 6/14/18	1,000,000	1,004,796
Huber Heights BAN Series 2016, 2.75% 12/12/17	2,000,000	2,011,507
Independence Gen. Oblig. BAN:
Series 2016 2, 2% 12/6/17	1,500,000	1,505,454
Series 2017, 2% 12/6/17	1,600,000	1,605,801
Lima Gen. Oblig. BAN Series 2017, 2% 3/14/18 (Ohio Gen. Oblig. Guaranteed)	2,365,000	2,379,753
Logan County Gen. Oblig. BAN:
Series 2016, 2% 12/20/17	2,300,000	2,305,445
Series 2017, 2% 4/18/18	2,300,000	2,311,750
Maple Heights City Scd BAN Series 2017, 2.25% 3/29/18 (Ohio Gen. Oblig. Guaranteed)	1,000,000	1,006,957
Marysville Gen. Oblig. BAN Series 2016, 1.375% 8/24/17	1,750,000	1,751,218
Mason Gen. Oblig. BAN Series 2016, 2.5% 5/22/18	1,000,000	1,010,545
Mentor Gen. Oblig. BAN Series 2017, 2.25% 1/26/18	5,300,000	5,329,002
Miamisburg Gen. Oblig. BAN Series 2017, 2% 6/28/18	4,100,000	4,130,907
Obetz BAN Series 2017, 2% 2/13/18	1,200,000	1,205,005
Ohio Bldg. Auth. Bonds (Adult Correctional Bldg. Fund Proj.) Series 2011 B, 5% 10/1/17	1,500,000	1,515,220
Ohio Higher Edl. Facility Commission Rev. Bonds (the Cleveland Clinic Foundation Proj.):
0.95% tender 7/6/17, CP mode	5,400,000	5,400,000
0.96% tender 7/13/17, CP mode	5,300,000	5,300,000
0.96% tender 7/13/17, CP mode	1,700,000	1,700,000
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 0.95% tender 9/7/17, CP mode	5,000,000	5,000,000
Vandalia Gen. Oblig. BAN Series 2016 1.75% 9/7/17	3,000,000	3,004,147
Walton Hills BD Anticipation BAN Series 2016, 2% 11/29/17 (Ohio Gen. Oblig. Guaranteed)	860,000	862,989
Warren County Gen. Oblig. BAN Series 2016, 1.75% 8/24/17	2,000,000	2,002,638
Wayne County Ohio BD BAN Series 2017, 2% 6/27/18	3,500,000	3,523,574
Winton Woods City School District BAN:
Series 2016, 2.5% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	3,000,000	3,002,872
Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	5,775,000	5,778,296
		119,620,185
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	600,000	600,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	500,000	500,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $130,100,185)		130,100,185
	Shares	Value

Investment Company - 10.0%
Fidelity Municipal Cash Central Fund, 0.95% (e)(f)
(Cost $48,855,739)	48,855,739	48,855,739
TOTAL INVESTMENT PORTFOLIO - 98.4%
(Cost $481,105,924)		481,105,924
NET OTHER ASSETS (LIABILITIES) - 1.6%		7,742,475
NET ASSETS - 100%		$488,848,399

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,300,000 or 1.3% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$190,448
Total	$190,448

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $432,250,185)	$432,250,185
Fidelity Central Funds (cost $48,855,739)	48,855,739
Total Investments (cost $481,105,924)		$481,105,924
Cash		2,505
Receivable for investments sold		7,600,000
Receivable for fund shares sold		183,417
Interest receivable		1,286,739
Distributions receivable from Fidelity Central Funds		40,386
Receivable from investment adviser for expense reductions		872
Other receivables		6
Total assets		490,219,849
Liabilities
Payable for fund shares redeemed	$1,135,550
Distributions payable	4,814
Accrued management fee	148,049
Other affiliated payables	63,136
Other payables and accrued expenses	19,901
Total liabilities		1,371,450
Net Assets		$488,848,399
Net Assets consist of:
Paid in capital		$488,867,013
Undistributed net investment income		142
Accumulated undistributed net realized gain (loss) on investments		(18,756)
Net Assets, for 488,304,841 shares outstanding		$488,848,399
Net Asset Value, offering price and redemption price per share ($488,848,399 ÷ 488,304,841 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$2,054,354
Income from Fidelity Central Funds		190,448
Total income		2,244,802
Expenses
Management fee	$956,190
Transfer agent fees	361,122
Accounting fees and expenses	40,264
Custodian fees and expenses	2,117
Independent trustees' fees and expenses	1,036
Registration fees	22,774
Audit	19,347
Legal	1,075
Miscellaneous	3,414
Total expenses before reductions	1,407,339
Expense reductions	(3,018)	1,404,321
Net investment income (loss)		840,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,461)
Fidelity Central Funds	1,929
Total net realized gain (loss)		(6,532)
Net increase in net assets resulting from operations		$833,949

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$840,481	$551,519
Net realized gain (loss)	(6,532)	52,127
Net increase in net assets resulting from operations	833,949	603,646
Distributions to shareholders from net investment income	(840,339)	(550,885)
Distributions to shareholders from net realized gain	(56,345)	(43,302)
Total distributions	(896,684)	(594,187)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	14,308,666	843,212,970
Reinvestment of distributions	869,799	573,677
Cost of shares redeemed	(111,904,789)	(1,508,704,946)
Net increase (decrease) in net assets and shares resulting from share transactions	(96,726,324)	(664,918,299)
Total increase (decrease) in net assets	(96,789,059)	(664,908,840)
Net Assets
Beginning of period	585,637,458	1,250,546,298
End of period	$488,848,399	$585,637,458
Other Information
Undistributed net investment income end of period	$142	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Ohio Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–A	–A	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.17%	.09%	.01%	.02%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.53%F	.52%	.52%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.53%F	.37%	.07%	.08%	.12%	.19%
Expenses net of all reductions	.53%F	.36%	.07%	.08%	.12%	.19%
Net investment income (loss)	.32%F	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$488,848	$585,637	$1,250,546	$1,336,936	$1,332,321	$1,342,387

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures contracts.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Ohio Municipal Income Fund	$640,362,735	$28,308,829	$(3,046,176)	$25,262,653
Fidelity Ohio Municipal Money Market Fund	481,105,924	–	–	–

At period end, certain of the Funds were required to defer losses on futures contracts. Loss deferrals were as follows:

Futures contracts
Fidelity Ohio Municipal Income Fund	$55,844

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $62,711,991 and $70,411,519, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$1,144

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Ohio Municipal Income Fund	$1,796
Fidelity Ohio Municipal Money Market Fund	347

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Ohio Municipal Income Fund	$1,984
Fidelity Ohio Municipal Money Market Fund	2,671

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Ohio Municipal Income Fund	.48%
Actual		$1,000.00	$1,037.30	$2.42
Hypothetical-C		$1,000.00	$1,022.41	$2.41
Fidelity Ohio Municipal Money Market Fund	.53%
Actual		$1,000.00	$1,001.70	$2.63
Hypothetical-C		$1,000.00	$1,022.17	$2.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Money Market Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Pennsylvania Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of June 30, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.1	29.8
General Obligations	25.4	27.0
Escrowed/Pre-Refunded	13.2	8.2
Education	13.1	12.3
Water & Sewer	6.9	7.0

Quality Diversification (% of fund's net assets)

As of June 30, 2017
AAA	0.1%
AA,A	82.1%
BBB	12.0%
BB and Below	1.2%
Not Rated	2.2%
Short-Term Investments and Net Other Assets	2.4%

As of December 31, 2016
AA,A	81.9%
BBB	12.2%
BB and Below	1.2%
Not Rated	2.5%
Short-Term Investments and Net Other Assets	2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Pennsylvania Municipal Income Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (a)	$600,000	$604,032
6.25% 10/1/34 (a)	700,000	802,256
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	1,018,377

TOTAL GUAM		2,424,665

Pennsylvania - 95.9%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,100,120
Allegheny County Series C:
5% 12/1/28	1,000,000	1,175,360
5% 12/1/30	1,365,000	1,588,273
Allegheny County Arpt. Auth. Rev. Series 2006 B:
5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	3,190,000	3,527,725
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	1,650,000	1,861,382
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. Series 2017, 5% 8/1/29 (b)	2,700,000	3,311,820
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,321,469
5% 12/1/29 (Build America Mutual Assurance Insured)	3,905,000	4,582,478
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,935,143
Bethlehem Wtr. Auth. Rev. Series 2014:
5% 11/15/19 (Build America Mutual Assurance Insured)	1,000,000	1,076,430
5% 11/15/20 (Build America Mutual Assurance Insured)	1,000,000	1,104,500
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28 (Pre-Refunded to 6/15/18 @ 100)	250,000	259,565
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.):
Series 2009 B, 7.125% 7/1/29 (Pre-Refunded to 7/1/19 @ 100)	1,035,000	1,153,476
Series 2015 A:
5% 7/1/26	500,000	579,005
5% 7/1/27	490,000	563,260
5% 7/1/28	540,000	614,957
5% 7/1/29	710,000	802,101
5% 7/1/30	685,000	767,186
5% 7/1/35	1,885,000	2,053,085
5% 7/1/39	6,675,000	7,222,283
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,215,380
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2011, 7% 11/15/46 (Pre-Refunded to 11/15/21 @ 100)	2,000,000	2,478,600
Series 2016 A:
4% 11/15/32	350,000	362,831
4% 11/15/34	250,000	256,973
4% 11/15/35	200,000	204,996
5% 11/15/28	840,000	966,034
5% 11/15/29	825,000	942,876
5% 11/15/30	685,000	778,544
5% 11/15/46	6,605,000	7,257,046
Series 2016 B:
4% 11/15/40	600,000	609,360
4% 11/15/47	3,605,000	3,640,617
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	913,144
5% 6/1/25	1,175,000	1,339,994
5% 6/1/26	1,250,000	1,424,275
5% 6/1/42	12,000,000	13,103,513
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.):
Series 2012:
5% 11/1/37	1,520,000	1,704,102
5% 11/1/42	3,000,000	3,320,850
Series 2016:
5% 5/1/30	1,000,000	1,163,190
5% 5/1/31	500,000	578,225
5% 5/1/32	750,000	862,943
5% 5/1/33	2,210,000	2,531,754
5% 5/1/34	1,000,000	1,140,620
Dauphin County Gen. Auth.:
(Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,449,420
5% 6/1/35	1,000,000	1,133,490
5% 6/1/36	500,000	563,575
5% 6/1/42	7,410,000	8,021,029
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31 (Pre-Refunded to 11/15/20 @ 100)	4,090,000	4,597,119
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31 (Pre-Refunded to 12/1/19 @ 100)	2,450,000	2,687,356
Series 2012:
5% 8/1/21	350,000	395,077
5% 8/1/22	300,000	345,525
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2013 A, 5% 7/1/27	2,500,000	2,744,800
Series 2016 A, 5% 7/1/46	3,500,000	3,772,965
East Stroudsburg Area School District:
Series 2014 A, 7.75% 9/1/27 (Pre-Refunded to 9/1/17 @ 100)	225,000	227,347
Series 2015 A:
7.5% 9/1/22	115,000	116,156
7.5% 9/1/22 (Pre-Refunded to 9/1/17 @ 100)	885,000	893,823
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,884,475
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	558,205
5% 8/1/31	3,080,000	3,566,424
5% 8/1/34	1,000,000	1,149,390
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,932,026
5.375% 7/1/42	2,130,000	2,287,961
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	2,053,380
Indiana County Hosp. Auth. Series 2014 A:
5% 6/1/20	650,000	692,582
6% 6/1/39	1,625,000	1,795,203
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/31	1,000,000	1,170,500
5% 8/15/33	1,000,000	1,159,200
5% 8/15/34	1,000,000	1,154,030
5% 8/15/36	1,000,000	1,148,030
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,000,000	4,557,520
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds 0.9%, tender 8/15/17 (c)	4,745,000	4,744,620
Lower Paxton Township Series 2014:
5% 4/1/40	3,420,000	3,899,108
5% 4/1/44	1,295,000	1,470,447
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,726,400
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,772,930
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32 (Pre-Refunded to 1/1/22 @ 100)	1,400,000	1,618,400
5% 1/1/41 (Pre-Refunded to 1/1/22 @ 100)	3,240,000	3,745,440
Series 2016, 5% 7/1/33	3,675,000	4,099,867
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,500,000	1,836,930
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A:
5% 6/1/23	3,850,000	4,415,835
5% 6/1/24	1,500,000	1,713,645
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
4% 10/1/19	185,000	193,171
5% 10/1/20	215,000	234,683
5% 10/1/21	245,000	272,805
5% 10/1/22	275,000	311,421
5% 10/1/23	305,000	349,713
5% 10/1/24	335,000	387,709
5% 10/1/25	750,000	850,013
5% 10/1/26	1,000,000	1,121,580
5% 10/1/27	1,000,000	1,112,670
Series 2016 A, 5% 10/1/40	4,000,000	4,290,120
Montgomery County Indl. Dev. Auth. Series 2017:
5% 12/1/33	2,150,000	2,560,650
5% 12/1/35	1,000,000	1,181,500
5% 12/1/36	2,660,000	3,135,262
5% 12/1/37	1,515,000	1,782,837
Montour School District Series 2015 A:
5% 4/1/41	1,000,000	1,132,470
5% 4/1/42	1,000,000	1,131,690
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A, 5.25% 8/15/18	1,450,000	1,513,452
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,971,466
5% 3/1/25	3,255,000	3,663,568
Pennsylvania Gen. Oblig.:
First Series 2008, 5% 5/15/27 (Pre-Refunded to 5/15/18 @ 100)	805,000	832,797
Second Series 2009, 5% 4/15/25 (Pre-Refunded to 4/15/19 @ 100)	500,000	534,265
Series 2012, 5% 6/1/25	10,000,000	11,500,100
Series 2013, 5% 10/15/27	2,255,000	2,638,959
Series 2015 1, 5% 3/15/31	7,000,000	8,048,250
Series 2015, 5% 3/15/33	2,880,000	3,275,021
Series 2016, 5% 9/15/29	7,000,000	8,227,730
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	256,338
5% 3/1/20	300,000	326,382
5% 3/1/22	275,000	313,442
5% 3/1/23	585,000	670,814
5% 3/1/42	3,950,000	4,342,235
First Series 2012:
5% 4/1/20	750,000	823,703
5% 4/1/21	500,000	562,565
5% 4/1/22	600,000	689,718
5% 4/1/23	800,000	911,408
5% 4/1/24	1,100,000	1,251,580
Series 2010 E, 5% 5/15/31	2,500,000	2,708,025
Series 2010, 5% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	1,150,000	1,284,412
Series 2011 A, 5% 9/1/41 (Pre-Refunded to 3/1/21 @ 100)	2,000,000	2,270,020
Series 2016:
5% 5/1/33	1,300,000	1,483,885
5% 5/1/34	2,500,000	2,841,250
5% 5/1/35	2,000,000	2,266,420
Series AT-1 5% 6/15/31	10,000,000	11,592,200
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.):
Series 2014 B2:
5% 12/1/24 (Build America Mutual Assurance Insured)	1,250,000	1,471,988
5% 12/1/25 (Build America Mutual Assurance Insured)	1,250,000	1,466,425
5% 12/1/26 (Build America Mutual Assurance Insured)	1,250,000	1,459,050
5% 12/1/27 (Build America Mutual Assurance Insured)	1,010,000	1,167,833
Series 2016 A, 5% 12/1/28 (FSA Insured)	5,690,000	6,651,781
Pennsylvania State Univ.:
Series 2010, 5% 3/1/40	4,385,000	4,767,021
Series 2015 A:
5% 9/1/30	1,100,000	1,307,009
5% 9/1/31	1,415,000	1,674,412
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2, 0% 12/1/38 (d)	2,500,000	2,628,300
Series 2014 A, 5% 12/1/31	865,000	990,174
Series 2014 A2, 0% 12/1/40 (d)	5,500,000	4,366,450
Series 2016 A1, 5% 12/1/46	5,000,000	5,593,650
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Seventh Series, 5% 10/1/37 (Pre-Refunded to 10/1/17 @ 100)	5,245,000	5,295,509
Series 1998 A:
5.25% 8/1/17	1,205,000	1,208,591
5.25% 8/1/17	2,350,000	2,357,168
Series 9, 5.25% 8/1/40	5,300,000	5,710,061
5% 8/1/29	2,000,000	2,314,240
5% 8/1/30	1,500,000	1,723,995
5% 8/1/31	1,100,000	1,255,771
5% 10/1/33	1,500,000	1,716,930
5% 10/1/34	500,000	567,175
Philadelphia Gen. Oblig. Series 2008 A, 5.25% 12/15/32 (Pre-Refunded to 12/15/18 @ 100)	4,000,000	4,240,920
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30 (Pre-Refunded to 5/15/20 @ 100)	4,000,000	4,444,240
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,772,800
Philadelphia Redev. Auth. Rev.:
Series 2012:
5% 4/15/21	1,000,000	1,110,070
5% 4/15/25	2,230,000	2,499,652
Series 2015 A, 5% 4/15/29	3,000,000	3,422,130
Philadelphia School District:
Series 2010 C, 5% 9/1/21	4,000,000	4,325,240
Series 2016 F, 5% 9/1/34	4,000,000	4,332,560
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (Pre-Refunded to 8/1/20 @ 100)	4,000,000	4,346,760
Series 2011 A, 5% 1/1/41	2,715,000	2,959,214
Series 2015 B, 5% 7/1/30	3,500,000	4,074,805
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,569,185
Pittsburgh Gen. Oblig.:
Series 2012 A, 5% 9/1/22	2,000,000	2,318,900
Series 2014:
5% 9/1/23 (Build America Mutual Assurance Insured)	575,000	678,765
5% 9/1/28 (Build America Mutual Assurance Insured)	1,300,000	1,519,960
5% 9/1/29 (Build America Mutual Assurance Insured)	1,015,000	1,182,394
5% 9/1/31 (Build America Mutual Assurance Insured)	1,165,000	1,344,736
5% 9/1/32 (Build America Mutual Assurance Insured)	1,000,000	1,149,360
Pittsburgh School District:
Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,537,320
Series 2014 A, 5% 9/1/23	1,000,000	1,169,120
Series 2015:
4% 9/1/19 (FSA Insured)	895,000	946,516
5% 9/1/20 (FSA Insured)	1,050,000	1,166,162
5% 9/1/21 (FSA Insured)	730,000	832,799
5% 9/1/22 (FSA Insured)	885,000	1,032,291
5% 9/1/23 (FSA Insured)	1,085,000	1,288,427
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23 (Pre-Refunded to 7/1/20 @ 100)	1,000,000	1,116,880
Southcentral Pennsylvania Gen. Auth. Rev.:
Series 2015:
4% 12/1/30	1,010,000	1,027,301
5% 12/1/25	1,285,000	1,487,002
5% 12/1/27	1,480,000	1,691,285
5% 12/1/29	1,000,000	1,130,890
6% 6/1/25	1,080,000	1,127,390
6% 6/1/25 (Pre-Refunded to 6/1/18 @ 100)	1,420,000	1,483,502
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (Pre-Refunded to 4/1/18 @ 100)	1,000,000	1,029,700
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (Pre-Refunded to 5/1/18 @ 100)	1,775,000	1,833,522
5% 5/1/28 (Pre-Refunded to 5/1/18 @ 100)	1,000,000	1,032,970
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34 (Pre-Refunded to 9/15/19 @ 100)	2,000,000	2,177,840
Series 2007 B, 5.25% 9/15/28 (Pre-Refunded to 9/15/19 @ 100)	2,500,000	2,722,300
West Mifflin Area School District Series 2016:
5% 4/1/24 (FSA Insured)	1,250,000	1,434,238
5% 4/1/26 (FSA Insured)	1,000,000	1,161,000
5% 4/1/28 (FSA Insured)	1,390,000	1,597,027
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28 (Pre-Refunded to 1/1/22 @ 100)	7,375,000	8,862,906
Series 2011 B, 5.75% 1/1/41	1,500,000	1,736,715
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,058,330
5% 7/1/25	4,465,000	4,879,932
5.25% 7/1/20	1,000,000	1,091,920
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,834,800
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,370,400
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	5,910,851

TOTAL PENNSYLVANIA		445,100,574

Pennsylvania, New Jersey - 1.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2012 A:
5% 7/1/22	500,000	582,200
5% 7/1/23	1,000,000	1,155,050
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,784,445

TOTAL PENNSYLVANIA, NEW JERSEY		5,521,695

TOTAL MUNICIPAL BONDS
(Cost $436,782,387)		453,046,934
TOTAL INVESTMENT PORTFOLIO - 97.6%
(Cost $436,782,387)		453,046,934
NET OTHER ASSETS (LIABILITIES) - 2.4%		11,378,332
NET ASSETS - 100%		$464,425,266

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	26.1%
General Obligations	25.4%
Escrowed/Pre-Refunded	13.2%
Education	13.1%
Water & Sewer	6.9%
Transportation	5.6%
Electric Utilities	5.5%
Others* (Individually Less Than 5%)	4.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $436,782,387)		$453,046,934
Cash		9,864,443
Receivable for fund shares sold		652,493
Interest receivable		5,057,777
Other receivables		831
Total assets		468,622,478
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,352,563
Payable for fund shares redeemed	263,583
Distributions payable	375,254
Accrued management fee	138,992
Other affiliated payables	40,878
Other payables and accrued expenses	25,942
Total liabilities		4,197,212
Net Assets		$464,425,266
Net Assets consist of:
Paid in capital		$447,808,286
Distributions in excess of net investment income		(14,376)
Accumulated undistributed net realized gain (loss) on investments		366,809
Net unrealized appreciation (depreciation) on investments		16,264,547
Net Assets, for 41,673,184 shares outstanding		$464,425,266
Net Asset Value, offering price and redemption price per share ($464,425,266 ÷ 41,673,184 shares)		$11.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$7,898,399
Expenses
Management fee	$820,766
Transfer agent fees	180,901
Accounting fees and expenses	59,267
Custodian fees and expenses	1,666
Independent trustees' fees and expenses	875
Registration fees	20,723
Audit	26,452
Legal	1,287
Miscellaneous	1,858
Total expenses before reductions	1,113,795
Expense reductions	(3,066)	1,110,729
Net investment income (loss)		6,787,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	448,535
Total net realized gain (loss)		448,535
Change in net unrealized appreciation (depreciation) on investment securities		7,757,716
Net gain (loss)		8,206,251
Net increase (decrease) in net assets resulting from operations		$14,993,921

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,787,670	$14,452,938
Net realized gain (loss)	448,535	2,987,617
Change in net unrealized appreciation (depreciation)	7,757,716	(16,294,175)
Net increase (decrease) in net assets resulting from operations	14,993,921	1,146,380
Distributions to shareholders from net investment income	(6,786,278)	(14,451,215)
Distributions to shareholders from net realized gain	(1,118,617)	(2,138,181)
Total distributions	(7,904,895)	(16,589,396)
Share transactions
Proceeds from sales of shares	36,195,707	95,463,089
Reinvestment of distributions	5,263,476	11,076,509
Cost of shares redeemed	(36,639,290)	(106,669,870)
Net increase (decrease) in net assets resulting from share transactions	4,819,893	(130,272)
Redemption fees	–	3,239
Total increase (decrease) in net assets	11,908,919	(15,570,049)
Net Assets
Beginning of period	452,516,347	468,086,396
End of period	$464,425,266	$452,516,347
Other Information
Distributions in excess of net investment income end of period	$(14,376)	$(15,768)
Shares
Sold	3,275,429	8,373,079
Issued in reinvestment of distributions	476,366	976,965
Redeemed	(3,320,110)	(9,503,969)
Net increase (decrease)	431,685	(153,925)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$11.31	$11.34	$10.77	$11.47	$11.10
Income from Investment Operations
Net investment income (loss)A	.164	.336	.358	.373	.370	.387
Net realized and unrealized gain (loss)	.197	(.291)	.013	.615	(.654)	.395
Total from investment operations	.361	.045	.371	.988	(.284)	.782
Distributions from net investment income	(.164)	(.336)	(.358)	(.373)	(.370)	(.386)
Distributions from net realized gain	(.027)	(.049)	(.043)	(.045)	(.046)	(.026)
Total distributions	(.191)	(.385)	(.401)	(.418)	(.416)	(.412)
Redemption fees added to paid in capital	–	–A,B	–A,B	–A,B	–A,B	–A,B
Net asset value, end of period	$11.14	$10.97	$11.31	$11.34	$10.77	$11.47
Total ReturnC,D	3.32%	.34%	3.33%	9.30%	(2.50)%	7.13%
Ratios to Average Net AssetsE
Expenses before reductions	.49%F	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%F	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%F	.49%	.49%	.49%	.49%	.48%
Net investment income (loss)	2.99%F	2.95%	3.17%	3.35%	3.33%	3.40%
Supplemental Data
Net assets, end of period (000 omitted)	$464,425	$452,516	$468,086	$452,845	$404,493	$487,622
Portfolio turnover rate	6%F	18%	17%	12%	9%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/17	% of fund's investments 12/31/16	% of fund's investments 6/30/16
1 - 7	85.2	77.3	77.3
8 - 30	1.9	1.9	0.5
31 - 60	6.8	8.6	9.3
61 - 90	2.0	2.1	2.1
91 - 180	4.1	5.4	6.1
>180	0.0	4.7	4.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Variable Rate Demand Notes (VRDNs)	44.5%
Tender Option Bond	36.0%
Other Municipal Security	11.3%
Investment Companies	8.2%

As of December 31, 2016
Variable Rate Demand Notes (VRDNs)	43.9%
Tender Option Bond	24.5%
Other Municipal Security	22.9%
Investment Companies	8.5%
Net Other Assets (Liabilities)	0.2%

Current And Historical 7-Day Yields

	6/30/17	3/31/17	12/31/16	9/30/16	6/30/16
Fidelity® Pennsylvania Municipal Money Market Fund	0.43%	0.40%	0.28%	0.30%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Pennsylvania Municipal Money Market Fund

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.5%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.1% 7/7/17, VRDN (a)(b)	$400,000	$400,000
Arkansas - 0.8%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 1.1% 7/7/17, VRDN (a)(b)	200,000	200,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 1.08% 7/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	2,500,000	2,500,000
		2,700,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.18% 7/3/17, VRDN (a)(b)	300,000	300,000
Series 1988, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1993 C, 1.09% 7/7/17, VRDN (b)	100,000	100,000
Series 1994, 1.18% 7/3/17, VRDN (a)(b)	200,000	200,000
Series 1999 B, 1.03% 7/7/17, VRDN (a)(b)	100,000	100,000
		900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.96% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,325,000	1,325,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.05% 7/7/17, VRDN (b)	200,000	200,000
Series I, 1.05% 7/7/17, VRDN (b)	100,000	100,000
		700,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.05% 7/7/17, VRDN (b)	700,000	700,000
Series 2010 B1, 1.02% 7/7/17, VRDN (b)	180,000	180,000
		880,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 1.1% 7/7/17, VRDN (a)(b)	400,000	400,000
Pennsylvania - 41.9%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,875,000	2,875,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	5,700,000	5,700,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	6,265,000	6,265,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	3,525,000	3,525,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.95% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	3,120,000	3,120,000
Bucks County Indl. Dev. Auth. Rev. (Snowball Real Estate LP Proj.) 1.1% 7/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	895,000	895,000
Chester County Health & Ed. Auth. Rev. 0.96% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,410,000	3,410,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.96% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,560,000	14,560,000
Haverford Township School District Series 2009, 0.92% 7/7/17, LOC TD Banknorth, NA, VRDN (b)	3,900,000	3,900,000
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.01% 7/7/17, LOC Manufacturers & Traders Trust Co., VRDN (b)	2,600,000	2,600,000
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	7,100,000	7,100,000
(Willow Valley Retirement Proj.) Series 2009 B, 0.91% 7/7/17, LOC PNC Bank NA, VRDN (b)	4,485,000	4,485,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.9% 7/7/17, LOC Citizens Bank of Pennsylvania, VRDN (b)	11,905,000	11,905,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.99% 7/7/17, LOC PNC Bank NA, VRDN (a)(b)	400,000	400,000
Series 2004 B, 1.02% 7/7/17, LOC PNC Bank NA, VRDN (b)	500,000	500,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.93% 7/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	17,065,000	17,065,000
Series 2005 C2, 0.92% 7/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	8,360,000	8,360,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 1.01% 7/7/17, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,265,000	1,265,000
(The Franklin Institute Proj.) Series 2006, 0.94% 7/7/17, LOC Bank of America NA, VRDN (b)	3,245,000	3,245,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.91% 7/7/17, LOC Barclays Bank PLC, VRDN (b)	1,000,000	1,000,000
Philadelphia Gen. Oblig. Series 2009 B, 0.91% 7/7/17, LOC Barclays Bank PLC, VRDN (b)	13,100,000	13,100,000
Ridley School District Series 2009, 0.92% 7/7/17, LOC TD Banknorth, NA, VRDN (b)	5,380,000	5,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.9% 7/7/17, LOC PNC Bank NA, VRDN (b)	4,650,000	4,650,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.99% 7/7/17, LOC Fannie Mae, VRDN (b)	10,575,000	10,575,000
		137,880,000
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.16% 7/7/17, VRDN (a)(b)	600,000	600,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.2% 7/7/17, VRDN (a)(b)	700,000	700,000
		1,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $146,485,000)		146,485,000

Tender Option Bond - 36.0%
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 1.11% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	100,000	100,000
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.01% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.02% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	200,000	200,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.1% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	100,000	100,000
Pennsylvania - 35.8%
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,785,000	1,785,000
Series Floaters XF 05 43, 0.94% 7/7/17 (Liquidity Facility Royal Bank of Canada) (b)(c)	4,000,000	4,000,000
Series Floaters YX 10 49, 0.93% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,500,000	3,500,000
Series Putters 0047, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,605,000	4,605,000
0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,285,000	5,285,000
Lancaster County Hosp. Auth. Health Ctr. Rev. Participating VRDN Series 16 ZF0383, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	3,750,000	3,750,000
Northampton County Gen. Purp. College Rev. Participating VRDN:
Series Floaters XL 00 48, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Series Floaters ZM 05 17, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,400,000	3,400,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 0.99% 7/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	6,653,500	6,653,500
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 0.97% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,605,000	3,605,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,770,000	4,770,000
Series Floaters XF 05 34, 0.95% 7/7/17 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	2,000,000	2,000,000
Series Floaters XF 24 54, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,200,000	5,200,000
Series MS 3382, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	7,500,000	7,500,000
Series ROC II R 14070, 0.94% 7/7/17 (Liquidity Facility Citibank NA) (b)(c)	8,000,000	8,000,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	1,100,000	1,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	5,000,000	5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,900,000	5,900,000
Participating VRDN:
Series Floaters XG 01 06, 0.98% 7/7/17 (Liquidity Facility Bank of America NA) (b)(c)	4,095,000	4,095,000
Series MS 3252, 0.94% 7/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	5,840,000	5,840,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 15 XM0010, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,035,000	5,035,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series XX 10 44, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,330,000	3,330,000
Philadelphia Auth. For Indl. Dev. Participating VRDN:
Series 15 ZF0167, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,750,000	1,750,000
Series Putters 14 XM0005, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)	4,625,000	4,625,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series 15 F0114, 0.93% 7/7/17 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,330,000	5,330,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 0.96% 7/7/17 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,160,000	3,160,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)(c)(d)	4,905,000	4,905,000
		117,523,500
TOTAL TENDER OPTION BOND
(Cost $118,223,500)		118,223,500

Other Municipal Security - 11.3%
Georgia - 0.9%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,785,000	1,785,000
Series 2010 A2, 1.01%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada) (b)	1,000,000	1,000,000
		2,785,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	600,000	600,000
Series 1993 A, 1.05% tender 7/24/17, CP mode	200,000	200,000
		800,000
New Hampshire - 0.8%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B:
1.07% tender 7/20/17, CP mode	300,000	300,000
1.07% tender 8/2/17, CP mode	500,000	500,000
Series 1990 A:
1.05% tender 7/17/17, CP mode (a)	800,000	800,000
1.1% tender 7/24/17, CP mode (a)	300,000	300,000
Series A1, 1.08% tender 7/6/17, CP mode (a)	700,000	700,000
		2,600,000
Pennsylvania - 9.2%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2008 A, 5% 9/1/17	2,035,000	2,048,778
Pennsylvania Gen. Oblig. Bonds:
Series 2007 A, 5% 8/1/17	3,000,000	3,010,369
5%	1,125,000	1,125,000
5.375%	675,000	675,000
Philadelphia Arpt. Rev.:
Series B2, 0.98% 9/5/17, LOC PNC Bank NA, CP (a)	3,400,000	3,400,000
Series B3, 0.95% 8/3/17, LOC Wells Fargo Bank NA, CP (a)	3,000,000	3,000,000
1.04% 10/2/17, LOC Wells Fargo Bank NA, CP (a)	3,700,000	3,700,000
Philadelphia Gas Works Rev. Series 2, 0.89% 7/10/17, LOC PNC Bank NA, CP	3,400,000	3,400,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 14B2, 0.92% tender 8/9/17, CP mode	10,000,000	10,000,000
		30,359,147
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2017, 1.07% tender 7/12/17, CP mode (a)	400,000	400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.1% tender 7/24/17, CP mode (a)	300,000	300,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $37,244,147)		37,244,147
	Shares	Value

Investment Company - 8.2%
Fidelity Municipal Cash Central Fund, 0.95% (f)(g)
(Cost $26,854,393)	26,854,393	26,854,393
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $328,807,040)		328,807,040
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89,135)
NET ASSETS - 100%		$328,717,905

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,905,000 or 5.1% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,625,000 or 1.4% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.09%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16	$1,100,000
Pennsylvania Higher Edl. Facilities Auth. Bonds Series 2016 E75, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	7/1/16	$5,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 1.21%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/11/16	$5,900,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.11%, tender 10/2/17 (Liquidity Facility Royal Bank of Canada)	3/31/16	$4,905,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$132,284
Total	$132,284

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $301,952,647)	$301,952,647
Fidelity Central Funds (cost $26,854,393)	26,854,393
Total Investments (cost $328,807,040)		$328,807,040
Receivable for investments sold		2,237
Receivable for fund shares sold		67,687
Interest receivable		503,507
Distributions receivable from Fidelity Central Funds		15,920
Other receivables		30
Total assets		329,396,421
Liabilities
Payable to custodian bank	$50,355
Payable for fund shares redeemed	482,717
Distributions payable	4,658
Accrued management fee	140,554
Other affiliated payables	232
Total liabilities		678,516
Net Assets		$328,717,905
Net Assets consist of:
Paid in capital		$328,685,165
Distributions in excess of net investment income		(64)
Accumulated undistributed net realized gain (loss) on investments		32,804
Net Assets, for 328,435,119 shares outstanding		$328,717,905
Net Asset Value, offering price and redemption price per share ($328,717,905 ÷ 328,435,119 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Interest		$1,347,368
Income from Fidelity Central Funds		132,284
Total income		1,479,652
Expenses
Management fee	$917,918
Independent trustees' fees and expenses	715
Total expenses before reductions	918,633
Expense reductions	(6)	918,627
Net investment income (loss)		561,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,768
Fidelity Central Funds	2,113
Total net realized gain (loss)		30,881
Net increase in net assets resulting from operations		$591,906

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$561,025	$372,646
Net realized gain (loss)	30,881	35,340
Net increase in net assets resulting from operations	591,906	407,986
Distributions to shareholders from net investment income	(561,089)	(372,232)
Distributions to shareholders from net realized gain	–	(25,493)
Total distributions	(561,089)	(397,725)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	22,506,059	562,871,356
Reinvestment of distributions	533,862	376,905
Cost of shares redeemed	(99,878,667)	(889,433,202)
Net increase (decrease) in net assets and shares resulting from share transactions	(76,838,746)	(326,184,941)
Total increase (decrease) in net assets	(76,807,929)	(326,174,680)
Net Assets
Beginning of period	405,525,834	731,700,514
End of period	$328,717,905	$405,525,834
Other Information
Distributions in excess of net investment income end of period	$(64)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Pennsylvania Municipal Money Market Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.15%	.09%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.35%	.06%	.07%	.11%	.18%
Expenses net of all reductions	.50%F	.35%	.06%	.07%	.11%	.18%
Net investment income (loss)	.31%F	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$328,718	$405,526	$731,701	$760,467	$789,696	$788,486

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund and (the Money Market Fund)is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Shares of the Money Market Fund are only available for purchase by retail shareholders. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Pennsylvania Municipal Income Fund	$436,772,710	$19,250,421	$(2,976,197)	$16,274,224
Fidelity Pennsylvania Municipal Money Market Fund	$328,807,040	$–	$–	$–

Delayed Delivery Transactions and When-Issued Securities. During the period, the Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $16,403,783 and $12,236,469, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$803

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Income Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

Custody expense reduction
Fidelity Pennsylvania Municipal Income Fund	$1,666

In addition, through an arrangement with the Money Market Fund's custodian, $6 of credits realized as a result of certain uninvested cash balances were used to reduce the Fund's management fee.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Pennsylvania Municipal Income Fund	$1,400

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$1,000.00	$1,033.20	$2.47
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Pennsylvania Municipal Money Market Fund	.50%
Actual		$1,000.00	$1,001.50	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

PFR-SANN-0817
1.705577.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017